Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ (81,100)	$ 120,805	$ 71,396
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(1,039)	414	995
Marketable Security, Gain (Loss) [Abstract]
OCI, Debt Securities, Available-for-Sale, Gain (Loss), after Adjustment and Tax, Total	506	(502)	0
Reclassification of Cash Flow Hedge Gain (Loss) [Abstract]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(48)	(3,488)	364
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	1,300	2,535	(1,308)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax, Total	1,252	(953)	(944)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent, Total	719	(1,041)	51
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total	$ (80,381)	$ 119,764	$ 71,447